 International Equity Portfolio
-----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995


ISSUER/INDUSTRY                   SHARES       VALUE
-----------------------------------------------------------------------------

COMMON STOCKS - 81.2%

AMERICAN DEPOSITARY RECEIPTS (ADR) - 10.5%
Amway Asia Pacific Ltd.*
  Telecommunications.....         20,000    $ 712,500
Belize Holdings Inc.
  Basic Goods............         25,297      398,436
EK Chor China
  Motorcycle Co. Ltd.
  Retailing..............         35,000      406,875
Fila Holdings S.P.A.*
  Merchandising..........         30,000    1,365,000
Iochphe Maxion
  Machinery & Engineering         33,000       89,975
Luxottica Group S.P.A.
  Pharmaceuticals & Health        15,000      877,500
Petersburg Long Distance*
  Telecommunications.....         76,000      361,000
Turkiye Garanti Bankasi
  Financial Services.....          1,800       15,300
                                          -----------
                                            4,226,586
                                          -----------
GLOBAL DEPOSITARY RECEIPTS (GDR) - 3.4%
Samsung Electronics Co. Ltd.
  Electronics 144A.......         10,000      635,000
Samsung Electronics Co. Ltd. Wts.
  Electronics 144A.......             10          635
Samsung Electronics Co. Ltd. Rts.
  Electronics 144A.......            148        9,398
Samsung Electronics Co. Ltd.
  (Preferred Shares)
  Electronics 144A.......          1,979      206,806
Turkiye Garanti Bankasi
  Financial Services.....         60,000      510,000
                                          -----------
                                            1,361,839
                                          -----------
AUSTRALIA - 2.8%
Amcor Limited
  Miscellaneous Materials         71,250      503,087
News Corp.
  Business & Public......        100,480      536,216
News Corp. (Preferred Shares)
  Business & Public......         20,325       95,020
                                          -----------
                                            1,134,323
                                          -----------
CANADA - 0.5%
Future Shop Ltd.*
  Retailing..............         20,900      225,824
                                          -----------
FRANCE - 6.7%
AXA Company
  Insurance..............          4,200      283,030
Castorama Dubois Investisse
  Retailing..............          1,667      273,011
Credit Commercial de France
  Financial Services.....          5,200      265,362
Credit Local de France
  Financial Services.....          3,300      264,162
Groupe Danone
  Food & Household Products        1,600      263,998
Lafarge Coppee French
  Building & Construction          1,900      122,412
Louis Vitton-Moet Hennesy
  Beverages & Tobacco....          1,400      291,607
Pinault Printemps Redoute SA
  Retailing..............          1,300      259,363
Promodes
  Retailing..............          1,100      258,546
Usinor Sacilor
  Steel..................          9,000      119,000
Valeo
  Industrial Components..          5,800      268,622
                                          -----------
                                            2,669,113
                                          -----------
GERMANY - 6.2%
Commerzbank AG
  Banking................          2,300      543,534
Deutsche Bank AG
  Banking................          5,700      270,079
Karstadt AG
  Retailing..............            600      244,685
Mannesmann AG
  Machinery & Engineering          1,300      413,879
Rhoen-Klinikum
  Pharmaceuticals & Health         2,000      197,978
SAP AG VORZUG (Preferred Shares)
  Data Processing........          1,700      257,164
Tarkett International
  Food & Household Products        7,000      151,273
Volkswagen AG
  Automobiles............          1,200      401,199
                                          -----------
                                            2,479,791
                                          -----------
HONG KONG - 1.2%
Swire Pacific Ltd. "A"
  Multi-Industry.........         60,000      465,567
                                          -----------
INDONESIA - 3.9%
PT Hanjaya Mandala Sampoerna
  Beverages & Tobacco....        150,000    1,561,338
                                          -----------
JAPAN - 16.5%
Amway Japan Ltd.
  Merchandising..........         20,000      844,552
Autobacs Seven
  Automobiles............          6,000      498,596
DDI Corporation
  Telecommunications.....            100      774,818
Fanuc Company
  Machinery & Engineering         13,000      562,809
Ito Yokado Ltd.
  Retailing..............         15,000      923,971
Marui Co.
  Multi-Industry.........         50,000    1,041,162
Rohm Co. Ltd.
  Multi-Industry.........          8,000      451,719
Secom Co. Ltd.
  Business & Public......         10,000      695,400
Shohkoh Fund
  Financial Services.....          4,500      845,521
                                          -----------
                                            6,638,548
                                          -----------
MALAYSIA - 2.3%
Leader Universal Holdings Ltd
  Industrial Components..        116,000      264,913
United Engineers
  Machinery & Engineering        100,000      637,871
                                          -----------
                                              902,784
                                          -----------
NETHERLANDS - 1.9%
Hunter Douglas NV
  Machinery & Engineering            860       39,873
International Nederlanden Group
  Insurance..............          1,800      120,247
Philips Electronics NV
  Industrial Components..          4,200      151,804
Royal Dutch Petroleum Co.
  Energy Sources.........          2,000      279,429
Vendex International NV
  Retailing..............          1,400       41,615
Verenigde Nederlandse
  Business & Public......          1,000      137,284
                                          -----------
                                              770,252
                                          -----------
SPAIN - 3.0%
Alba Corp. Finance
  Financial Services.....          1,200       73,899
Auto Pistas del Mari Nostro
  Building & Construction          5,500       71,641
Banco de Santander S.A.
  Banking................          6,500      326,340
Banco Popular Espanola
  Banking................          1,400      258,186
Fomento Const. & Contra
  Building & Construction          1,150       88,170
Gas Natural SDG S.A.
  Utilities..............            500       77,906
Iberdrola I S.A.
  Utilities..............         12,000      109,810
Sevillana de Electricidad
  Utilities..............         11,000       85,425
Telefonica de Espana
  Telecommunications.....          8,000      110,800
                                          -----------
                                            1,202,177
                                          -----------
SWEDEN - 1.9%
Astra AB
  Pharmaceuticals & Health         5,000      198,354
Atlas Copco AB
  Machinery & Engineering          5,000       75,420
Ericcson AB
  Electronics............         12,000      235,310
Hennes & Mauritz
  Retailing..............          1,000       55,811
Sparbanken Sverige AB
  Banking................          9,000      114,714
Volvo Aktiebolag
  Automobiles............          3,000       61,543
                                          -----------
                                              741,152
                                          -----------
SWITZERLAND - 4.0%
BBC Brown Boveri & CIE
  Instruments & Components           140      162,635
Ciba-Geigy AG-R
  Chemicals..............            466      410,048
CS Holdings
  Banking................          2,300      235,782
Sandoz AG
  Pharmaceuticals & Health           450      411,964
Schweizerischer Bankverein
  Banking................            503      205,386
Zurich Versicherunges
  Insurance..............            650      194,408
                                          -----------
                                            1,620,223
                                          -----------
THAILAND - 1.7%
Bangkok Bank Co. Ltd.
  Banking................          6,000       72,886
Bangkok Bank Public Co. Ltd.
  Banking................         70,000      600,233
                                          -----------
                                              673,119
                                          -----------
UNITED KINGDOM - 14.7%
Bass PLC
  Beverages & Tobacco....         16,000      178,533
British Aerospace PLC
  Aeorspace & Defense....         14,000      173,022
Burmah Castrol PLC
  Energy Sources.........         11,000      159,470
Cable & Wireless
  Telecommunications.....         26,000      185,739
Dixons Group PLC
  Retailing..............         27,000      187,222
Glaxo Wellcome PLC
  Pharmaceuticals & Health        17,000      241,569
Glynwed International PLC
  Machinery & Engineering         34,000      168,438
Kwik Save Discount Group PLC
  Retailing..............         19,000      147,535
Lloyds TSB Group PLC
  Banking................         37,000      190,196
Logica PLC
  Business & Public......         24,000      169,588
London International Group
  Pharmaceuticals & Health        96,000      192,324
MFI Furniture Group PLC
  Retailing..............         70,000      173,936
Pilkington Brothers
  Building & Construction         57,000      178,813
Royal Bank of Scotland Group PLC
  Banking................         30,000      273,017
Securicor Group PLC "A"
  Telecommunications.....         10,000      137,441
Severn Trent Water Co.
  Utilities..............         17,000      181,507
Smith (D.S.) Holdings
  Forest Products & Paper         46,000      202,170
Smith and Nephew Associated
  Pharmaceuticals & Health        58,000      168,438
Smiths Industries PLC
  Machinery & Engineering         19,000      187,665
Standard Chartered PLC
  Banking................         27,000      229,782
Storehouse PLC
  Retailing..............         40,000      207,481
Sun Alliance Group
  Insurance..............         55,000      319,025
Thorn EMI PLC
  Leisure & Tourism......          7,000      164,859
Tomkins PLC
  Multi-Industry.........        202,197      883,944
Whitbread & Co. Class "A"
  Beverages & Tobacco....         17,000      179,659
Wolseley PLC
  Building & Construction         29,000      203,117
Zeneca Group PLC
  Pharmaceuticals & Health        11,000      212,769
                                          -----------
                                            5,897,259
                                          -----------
TOTAL COMMON STOCKS
  (Identified Cost $28,641,933)            32,569,895
                                          -----------

CORPORATE BONDS - 3.3%

                                 PRINCIPAL
                                  AMOUNT
                                  -------
Industrial Credit & Investment
  of India 2.50% due 4/03/00    $750,000$     566,250
Sampo Corporation
  2.625% due 11/23/01....        700,000      773,500
                                          -----------
TOTAL CORPORATE BONDS
  (Identified Cost $1,460,000)              1,339,750
                                          -----------

SHORT-TERM OBLIGATIONS - 6.5%

Salomon Repurchase Agreement
  5.375% due 1/2/96, proceeds
  at maturity $2,601,553
  (secured by $2,422,886
  US Treasury Bill 5.15%
  due 6/13/96 and $236,366
  and $236,366 US Treasury
  Bill 5.15% due 6/6/96....                 2,600,000
                                              -------
TOTAL INVESTMENTS
  (Identified Cost $32,701,933)  91.0%     36,509,645
OTHER ASSETS,
  LESS LIABILITIES.......         9.0%      3,603,918
                                -----     -----------
NET ASSETS...............      100.0%     $40,113,563
                               =====      ===========

* Non-income producing security
  Rule 144A securities -- These securities are traded under SEC Rule 144A among qualified institutional buyers. At December 31, 1995 these securities were at $851,839 or 2% of net assets.

See notes to financial statements.

 International Equity Portfolio
-----------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $32,701,933).......................            $   36,509,645
Foreign currency, at value (Cost, $245,107).........................................                   242,747
Cash................................................................................                 2,572,488
Receivable for investments sold ....................................................                   748,616
Dividends and interest receivable...................................................                    80,562
                                                                                                --------------
    Total assets....................................................................                40,154,058
                                                                                                --------------
LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2)............................                    33,746
Accrued expenses and other liabilities..............................................                     6,749
                                                                                                --------------
    Total liabilities...............................................................                    40,495
                                                                                                --------------
NET ASSETS .........................................................................            $   40,113,563
                                                                                                ==============
REPRESENTED BY:
Paid-in capital for beneficial interests............................................            $   40,113,563
                                                                                                ==============

See notes to financial statements

 International Equity Portfolio
--------------------------------------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1995
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $97,005)..................       $  496,059
Interest...............................................................          121,452
                                                                              ----------
  Total investment income..............................................                           $    617,511

EXPENSES:
Investment advisory fees (Note 2)......................................          345,632
Administrative fees (Note 3)...........................................           17,281
Expense fees (Note 6)..................................................           51,863
                                                                              ----------
  Total expenses.......................................................                                414,776
                                                                                                  ------------
  Net investment income................................................                                202,735
                                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions..................        3,667,021
Net realized gain on foreign exchange transactions.....................          112,731
                                                                              ----------
  Net realized gain....................................................                              3,779,752
                                                                                                  ------------
Unrealized appreciation (depreciation) of investments--
   Beginning of period.................................................        1,928,747
   End of period.......................................................        3,807,712
                                                                                                  ------------
Translation of other assets and liabilities denominated
   in foreign currencies--net...........................................                                   (367)
                                                                                                  ------------
   Net change in unrealized appreciation (depreciation)................                              1,878,598
                                                                                                  ------------
   Net realized and unrealized gain on investments.....................                              5,658,350
                                                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                           $  5,861,085
                                                                                                  ============

See notes to financial statements

 International Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR                  MAY 1, 1994
                                                                               ENDED               (COMMENCEMENT
                                                                            DECEMBER 31,         OF OPERATIONS) TO
                                                                                1995              DECEMBER 31, 1994
                                                                           ---------------       ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.............................................             $   202,735         $     130,501
Net realized gain (loss) on investments and foreign exchange transactions        3,779,752              (535,968)
Net change in unrealized appreciation (depreciation) of investments              1,878,598            (1,277,393)
                                                                               -----------           -----------
    Net increase (decrease) in net assets resulting from operations              5,861,085            (1,682,860)
                                                                               -----------           -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.......................................              14,645,582            40,565,403
Value of withdrawals..............................................             (12,545,928)           (6,729,719)
                                                                               -----------           -----------
    Net increase in net assets from capital transactions..........               2,099,654            33,835,684
                                                                               -----------           -----------

NET INCREASE IN NET ASSETS: ......................................               7,960,739            32,152,824
NET ASSETS:
Beginning of period...............................................              32,152,824                    --
                                                                               -----------           -----------
End of period.....................................................             $40,113,563           $32,152,824
                                                                               ===========           ===========


See notes to financial statements


 International Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                          YEAR                MAY 1, 1994
                                                                          ENDED              (COMMENCEMENT
                                                                      DECEMBER 31,         OF OPERATIONS) TO
                                                                          1995             DECEMBER 31, 1994
                                                                     ---------------       ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted).........................      $40,114                 $32,153
Ratio of expenses to average net assets...........................        1.20%                   1.22%*
Ratio of net investment income to average net assets..............        0.59%                   0.60%*
Portfolio turnover................................................          51%                     25%

*Annualized

See notes to financial statements

 International Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custidian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $345,632 for the year ended December 31, 1995. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $17,281 for the year ended December 31, 1995. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term investments, aggre-gated $16,354,320 and $19,831,485, respectively.

(5) FEDERAL INCOME TAX BASIS
     OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1995, as com puted on a federal income tax basis, are as follows:

Aggregate cost......................  $ 32,701,933
                                      ============
Gross unrealized appreciation.......  $  5,877,260
Gross unrealized depreciation.......    (2,069,548)
                                      ------------
Net unrealized appreciation.........  $  3,807,712
                                      ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio would on an annual basis exceed an agreed upon rate, currently 1.20% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1995.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1995, the commitment fee allocated to the Portfolio was $235. Since the line of credit was established, there have been no borrowings.

 International Equity Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.




PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 7, 1996